Share-Based Compensation (Details 1)	11 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Number of Shares Unvested, Beginning	0	29,587	51,437
Number of Shares Granted	55,000	5,000	0
Number of Shares Vested	(3,563)	(18,487)	(21,850)
Number of Shares Canceled	0	0	0
Number of Shares Unvested, Ending	51,437	16,100	29,587